UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
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           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen L. Farley         New York, New York     August 15, 2005
       ------------------------   ------------------------ -----------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             21
                                               -------------

Form 13F Information Table Value Total:          $306,354
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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
                                                       FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS   x($1000)   PRN AMT PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- --------  -------- --- ---- -------- --------- --------------------------

AON CORP                        037389103   COM           776    31,000  SH        SOLE      NO      31,000
BERKSHIRE HATHAWAY INC DEL      084670108   CL A        8,517       102  SH        SOLE      NO         102
BERKSHIRE HATHAWAY INC DEL      084670207   CL B          287       103  SH        SOLE      NO         103
CARMAX INC                      143130102   COM        60,635 2,275,250  SH        SOLE      NO   2,275,250
DOVER MOTORSPORTS INC           260174107   COM        10,235 1,705,770  SH        SOLE      NO   1,705,770
FEDFIRST FNL CORP               31429X105   COM           135    15,000  SH        SOLE      NO      15,000
GOLDEN WEST FINL CORP DEL       381317106   COM        27,503   427,200  SH        SOLE      NO     427,200
HUDSON CITY BANCORP             443683107   COM           114    10,000  SH        SOLE      NO      10,000
INTERNATIONAL SPEEDWAY CORP     460335201   CL A        3,807    67,686  SH        SOLE      NO      67,686
JACOBS ENGR GROUP INC DEL       469814107   COM           844    15,000  SH        SOLE      NO      15,000
KEARNY FINL CORP                487169104   COM           152    12,862  SH        SOLE      NO      12,862
MOHAWK INDS INC                 608190104   COM        25,501   309,100  SH        SOLE      NO     309,100
MOODYS CORP                     615369105   COM         9,666   215,000  SH        SOLE      NO     215,000
NORTH FORK BANCORPORATION NY    659424105   COM         1,966    70,000  SH        SOLE      NO      70,000
OUTDOOR CHANNEL HLDGS INC       690027206   COM NEW     6,237   453,250  SH        SOLE      NO     453,250
SCRIPPS E W CO OHIO             811054204   CL A        5,780   118,450  SH        SOLE      NO     118,450
PROGRESSIVE CORP OHIO           743315103   COM        88,214   892,767  SH        SOLE      NO     892,767
TJX COS INC NEW                 872540109   COM           584    24,000  SH        SOLE      NO      24,000
TRACTOR SUPPLY CO               892356106   COM         5,597   114,000  SH        SOLE      NO     114,000
WALGREEN CO                     931422109   COM        40,255   875,300  SH        SOLE      NO     875,300
WASTE INDUSTRIES USA INC        941057101   COM         9,549   675,300  SH        SOLE      NO     675,300

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